Share-Based Compensation Plans - Employee Shares (Details) - Tradeweb Markets LLC - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Predecessor
Activity of the Employee Shares
Employee Shares compensation payable			$ 0
Compensation expense relating to PRSUs, options and shares		$ 15,949,000	$ 26,100,000	$ 19,032,000
Predecessor | Class C common stock
Activity of the Employee Shares
Outstanding, beginning of period	447	447	504	528
Purchased		0	5
Sold			(62)	(24)
Outstanding, end of period		447	447	504
Predecessor | Class P(C) Shares
Activity of the Employee Shares
Outstanding, beginning of period	2	2	2	2
Purchased		0	0
Sold			0	0
Outstanding, end of period		2	2	2
Predecessor | Class P-1(C) Shares
Activity of the Employee Shares
Outstanding, beginning of period	232	0	0	0
Purchased		232	0
Sold			0	0
Outstanding, end of period		232	0	0
Successor
Activity of the Employee Shares
Period of time to determine classification as compensation payable	6 months
Employee Shares compensation payable	$ 6,727,000
Compensation expense relating to PRSUs, options and shares	$ 9,413,000
Successor | Class C common stock
Activity of the Employee Shares
Outstanding, beginning of period	447
Sold	0
Outstanding, end of period	447	447
Successor | Class P(C) Shares
Activity of the Employee Shares
Outstanding, beginning of period	2
Sold	0
Outstanding, end of period	2	2
Successor | Class P-1(C) Shares
Activity of the Employee Shares
Outstanding, beginning of period	232
Sold	0
Outstanding, end of period	232	232